SENIOR SECURED CONVERTIBLE NOTES (FY)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SENIOR SECURED CONVERTIBLE NOTES
NOTE 11 – SENIOR SECURED CONVERTIBLE NOTES
In connection with the business combination, on June 14, 2022, the Company issued $11.0 million in aggregate principal amount of Senior Secured Original Issue Discount Convertible Note, due June 14, 2024 (the “Secured Convertible Notes”), issued at a discount of $1.0 million, with proceeds of $10.0 million received on the Closing Date. The Secured Convertible Notes, as originally issued, accrue interest at the rate of 6.0% per annum which, along with equal principal payments through June 2024, are due in cash in arrears beginning six months after the notes’ issuance. The Company may, at its option, satisfy each principal payment either in cash or, if certain conditions set forth in the Secured Convertible Notes are met, by issuing a number of shares of common stock equal to the amount due on such date divided by the lower of (i) the number of shares determined based on at a rate of $12.00 per share or (ii) 93% of the volume-weighted average price prior to such monthly payment date.
A warrant representing 586,890 shares of common stock of the Company (the “Convertible Warrant”) with a fair value of $839,000 was also issued in a private placement with the purchaser party thereto. To determine the fair value of the Convertible Warrant, the Company performed a Black-Scholes calculation as of June 14, 2022 using a stock price of $4.28, a strike price of $12.00, a risk free rate of 3.61%, annualized volatilty of 65%, and a time to maturity of five years. The Convertible Warrant is exercisable for shares of the Company’s common stock at an exercise price of $12.00 per share, subject to certain anti-dilution adjustments. The Convertible Warrants are classified as equity on SpringBig’s consolidated balance sheets.
The Secured Convertible Notes are secured against substantially all the assets of the Company and each material subsidiary, including Legacy SpringBig.
The Secured Convertible Notes include restrictive covenants that, among other things, limit the ability of the Company to incur additional indebtedness and guarantee indebtedness; incur liens or allow mortgages or other encumbrances; prepay, redeem, or repurchase certain other debt; pay dividends or make other distributions or repurchase or redeem our capital stock; sell assets or enter into or effect certain other transactions (including a reorganization, consolidation, dissolution or similar transaction or selling, leasing, licensing, transferring or otherwise disposing of assets of the Company or its subsidiaries); issue additional equity (outside of the equity issuances under our equity compensation plan and other limited exceptions); enter into variable rate transactions; adopt certain amendments to our governing documents, among other restrictions; and maintain the Nasdaq minimum bid price requirement under Nasdaq Listing Rule 5450(a)(1). The Notes also contain customary events of default.
On May 24, 2023 and May 25, 2023, the Company entered into amendments to the Secured Convertible Notes which provide, among other provisions, amended repayment terms, including extending the term to March 2025, and an adjustment in the conversion share price to $1.00, and amended the warrant exercise price to $1.00. The Company accounted for the amendments as a debt modification pursuant to ASC 470-50-40-10. The impact to the financial statements of the debt modification was not significant.
As noted in Note 1, on September 5, 2023, Nasdaq filed a Form 25 Notification of Delisting with respect to Springbig’s common stock and public warrants with the SEC. While delisting is an event of default under the terms of the Secured Convertible Notes, the holder has not exercised its right to accelerate payment. The holder is entitled to certain remedies upon an event of default, including but not limited to, conversion at the mandatory default amount of 115% of the principal amount of the Secured Convertible Notes at the default conversion price of 0.80 times the market price of our common stock. As a result of the default, the debt has been classified as current on the Company’s consolidated balance sheet.
At December 31, 2023, the outstanding principal of the Secured Convertible Notes was $5.1 million with a carrying value of $4.4 million, net of discount of $0.7 million. At December 31, 2022, the outstanding principal of the Secured Convertible Notes was $9.8 million with a carrying value of $8.3 million, net of discount of $1.5 million.
The Company recorded $402,000 and $356,000 of interest expense in connection with the Senior Secured Convertible Notes for the years ended December 31, 2023 and 2022, respectively.
As disclosed in Note 23, on January 16, 2024, the Company and the noteholder executed an agreement for the Company to repurchase the outstanding note and associated warrants, and on January 23, 2024, the note and associated warrants were repurchased for $2.9 million.